Income Taxes - Schedule of income tax provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Current tax expense (benefit)
Federal			$ 0	$ 0
State			374	80
Total current expense (benefit)			374	80
Deferred tax expense (benefit)
Federal			(25,290)	496
State			(6,444)	147
Total deferred tax expense (benefit)	$ 195	$ 2,296	(31,734)	643
Total (benefit) provision for income taxes	$ 244	$ 1,474	$ (31,360)	$ 723